Finance Costs, Net (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Finance Costs
12.31.2018	12.31.2017	12.31.2016
Exchange rate differences
Foreign exchange gains	406,979,707	103,099,801	—
Foreign exchange losses	(1,648,852,331)	(227,524,933)	(209,421,741)

Total	(1,241,872,624)	(124,425,132)	(209,421,741)

Financial income
Interest from loans to related parties	—	5,339,942	27,656,145
Unwinding of discounts on provisions and liabilities	26,911,769	22,938,565	38,077,650

Total	26,911,769	28,278,507	65,733,795

Financial expenses
Interest on borrowings	(386,601,388)	(378,431,485)	(284,624,784)
Tax interest	(84,878,380)	—	—
Interest from short-term investments	(29,535,986)	(27,276,229)	(27,346,411)
Interest with related parties	(6,911,320)	(11,318,872)	(13,395,193)
Unwinding of discounts on receivables	(31,683,921)	(26,400,719)	(70,006,684)
Others	(121,735,408)	(74,096,169)	(96,666,874)

Total	(661,346,403)	(517,523,474)	(492,039,946)